Note 15 - Financial Risk Management - Contractual Maturities of Financial Liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 26,546,031	$ 24,853,497
Accounts payable and accrued liabilities, contractual cash flows	26,546,031	24,853,497
International loans	431,774	882,085
Term loans	3,790,572	5,916,956
Obligations under leases	6,649,995	4,206,869
2023	7,112,820	4,724,847
Total financial liabilities	37,418,372	35,859,407
Total contractual cash flows	38,053,656	36,682,845
International loans [member]
Statement Line Items [Line Items]
International loans	431,774	882,085
Loans, contractual cash flows	431,774	882,085
Term loan [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	3,963,031	6,222,416
Term loans	3,790,572	5,916,956
Less Than One Year [Member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	26,546,031	24,853,497
2023	2,881,804	2,058,161
Total contractual cash flows	33,631,618	29,857,808
Less Than One Year [Member] | International loans [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	240,752	467,312
Less Than One Year [Member] | Term loan [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	3,963,031	2,478,838
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
2023	3,092,024	2,666,686
Total contractual cash flows	3,283,046	6,825,037
Later than one year and not later than three years [member] | International loans [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	191,022	414,773
Later than one year and not later than three years [member] | Term loan [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	0	3,743,578
Later than three year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
2023	1,138,992	0
Total contractual cash flows	1,138,992	0
Later than three year [member] | International loans [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	0	0
Later than three year [member] | Term loan [member]
Statement Line Items [Line Items]
Loans, contractual cash flows	$ 0	$ 0